BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012
Convertible redeemable preferred stock, authorized shares		54,481,000	54,481,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	100,000,000	72,000,000	72,000,000
Common stock, issued shares	20,687,829	1,006,219	962,960
Common stock, outstanding shares	1,006,219	1,006,219	962,960
Series A convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Convertible redeemable preferred stock, authorized shares	0	18,498,419	18,498,419
Convertible redeemable preferred stock, issued shares	0	9,232,334	9,232,334	18,464,674
Convertible redeemable preferred stock, outstanding shares	0	9,232,334	9,232,334
Series B convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Convertible redeemable preferred stock, authorized shares	0	27,324,237	27,324,237
Convertible redeemable preferred stock, issued shares	0	27,324,237	27,324,237	27,324,237
Convertible redeemable preferred stock, outstanding shares	0	27,324,237	27,324,237
Series C convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized shares	0	8,658,344	8,658,344
Convertible redeemable preferred stock, issued shares	0	8,658,008	8,658,008
Convertible redeemable preferred stock, outstanding shares	0	8,658,008	8,658,008